Dividends - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common share dividends	$ 620,000,000	$ 1,000,000
Preferred share dividends	$ 0	$ 0